Contract Assets and Liabilities - Summary of Contract Assets and Contract Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Contract assets - current
Unbilled revenue	$ 649	$ 749
Contract assets	1,664	3,047
Total contract assets - current	2,313	3,796
Contract liabilities - current
Deferred revenue - short-term	14,199	14,030		$ 7,952
Contract liabilities	254	507
Total contract liabilities - current	14,453	14,537	$ 8,200	$ 7,952
Contract liabilities - long-term
Deferred revenue - long-term	683	2,559
Total contract liabilities - long-term	$ 683	$ 2,559